TAXATION - Net Deferred Income Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 458,153	$ 697,036
Deferred tax liability	(326,947)	(338,370)
Net deferred tax asset (liability)	131,206	358,666	$ 176,954	$ (969)
Deferred tax asset	144,860	371,156
Deferred tax liability	(13,654)	(12,490)
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	103,998	92,393	114,182	90,949
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	153,057	378,918	202,802	46,237
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,235	2,378	1,734	2,968
Net operating loss carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	686	3,865	562	474
Federal tax credits carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	163,158	184,975	183,460	99,117
163(j) interest expense limitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	24,324	15,573	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	8,695	18,934	13,306	4,160
Amortization and depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(252,587)	(255,440)	(266,987)	(244,874)
Investment in partnerships
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ (74,360)	$ (82,930)	$ (72,105)	$ 0